Concentration and Risks	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Concentration and Risks
3. CONCENTRATION AND RISKS
3.1 Concentration of Credit Risk
Financial instruments that potentially subject the Group to the concentration of credit risks consist of cash and cash equivalents, restricted cash and short-term investments. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. As of December 31, 2024 and June 30, 2025, all of the Company’s cash and cash equivalents, restricted cash and short-term investments were held in major financial institutions located in the PRC and Hong Kong, which management considers to be of high credit quality based on their credit ratings.
The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group assesses the creditworthiness of each customer when providing services and may require the customers to make advance payments or a deposit before the services are rendered.
As of December 31, 2024 and June 30, 2025, there was no customer with greater than 10% of the accounts receivable.
3.2 Concentration of Customers and Suppliers
Substantially all revenue was derived from customers located in China. There are no customers from whom revenues individually represent greater than 10% of the total revenues of the Group in any of the periods presented. There is one supplier from whom purchases individually represent 12% of the total purchases of the Group during the six months ended June 30, 2025. There is no supplier from whom purchases individually represent greater than 10% of the total purchases of the
Group during the six months ended June 30, 2024. As of December 31, 2024, there were two suppliers collectively accounted for 52% of the Group’s accounts payable. As of June 30, 2025, there were two suppliers collectively accounted for 69% of the Group’s accounts payable.
3.3 Foreign Currency Exchange Rate Risk
In July 2005, the PRC government changed its
decades-old
policy of pegging the value of the RMB to the US$, and the RMB appreciated more than 20% against the US$ over the following three years. Between July 2008 and June 2010, this appreciation halted and the exchange rate between the RMB and the US$ remained within a narrow band. Since June 2010, the RMB has fluctuated against the US$, at times significantly and unpredictably. The depreciation of the RMB against the US$ was approximately 1.86% in the six months ended June 30, 2025. The appreciation of the RMB against the US$ was approximately 2.36% in the six months ended June 30, 2024. It is difficult to predict how market forces or PRC, or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.